COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 11, 2020	Mar. 31, 2022	Dec. 31, 2021
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt Forgiveness	$ 185,000
Salaries payable		$ 153,376	$ 145,844
Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Debt Forgiveness	$ 103,250
Salaries payable		$ 135,649	$ 127,864